Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Tax authorities	$ 212	$ 157
Prepaid expenses	244	657
Advanced payables	295	136
Other	1	31
Total	$ 752	$ 981